Taxes (Details 4) - USD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Income Tax Disclosure [Abstract]
Beginning balance	$ 997,887	$ 923,453
Additions	805,027	358,140
Reversals		(305,582)
Exchange difference	(30,817)	21,876
Ending balance	$ 1,772,097	$ 997,887